Deposits and Prepayments - Schedule of Deposits and Prepayments (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Deposit Assets [Abstract]
Deposits	$ 2,590	$ 2,590
Prepayments	940,384
Total	942,974	2,590
Less: amount classified as non-current assets	(731,410)
Amount classified as current assets	$ 211,564	$ 2,590